Investment Objectives and Goals	Jun. 12, 2025
abrdn Focused U.S. Small Cap Active ETF | abrdn Focused U.S. Small Cap Active ETF
Prospectus [Line Items]
Risk/Return [Heading]	abrdn Focused U.S. Small Cap Active ETF
abrdn Emerging Markets Dividend Active ETF | abrdn Emerging Markets Dividend Active ETF
Prospectus [Line Items]
Risk/Return [Heading]	abrdn Emerging Markets Dividend Active ETF